Related Party Transactions - Schedule of Key Management Personnel for Employment Services (Details) - USD ($)	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Officers [Member]
Related Party Transactions - Schedule of Key Management Personnel for Employment Services (Details) [Line Items]
Consulting fees	$ 84,000	$ 160,688
Share based compensation	73,929	15,701
key management personnel compensation	157,929	176,389
Directors [Member]
Related Party Transactions - Schedule of Key Management Personnel for Employment Services (Details) [Line Items]
Share based compensation	117,595	17,221
key management personnel compensation	175,801	91,844
Directors’ fees	$ 58,206	$ 74,623